Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	17,440,436	17,140,478
Common stock, shares issued	27,049,555	1,240,925	1,157,251
Common stock, shares outstanding	27,049,555	1,240,925	1,157,251
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized		1,326,147	1,326,147
Redeemable convertible preferred stock, shares issued		1,239,338	1,326,145
Redeemable convertible preferred stock, shares outstanding		1,239,338	1,326,145
Series A1 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized		8,368,247	8,368,247
Redeemable convertible preferred stock, shares issued		8,289,663	8,368,230
Redeemable convertible preferred stock, shares outstanding		8,289,663	8,368,230
Series A2 Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized		4,660,573	4,489,169
Redeemable convertible preferred stock, shares issued		4,486,015	4,489,160
Redeemable convertible preferred stock, shares outstanding		4,486,015	4,489,160